BUSINESS ACQUISITIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

3. BUSINESS ACQUISITIONS

In 2019, the Group completed several business combinations to complement its existing businesses. Total cash consideration transferred (net of cash acquired) for these acquisitions amounted to RMB49,411, which was net of cash acquired of RMB12,577. For business acquisition where the Group held investments accounted for under the equity method, the Group’s existing equity interest in the entities were remeasured to a fair value of RMB35,040 with the excess over the carrying value recorded as gain recognized on remeasurement of previously held equity interest in acquiree of RMB16,272 on the consolidated statements of operations. Based on a valuation performed by the Group with the assistance of a third party valuation expert, the purchase price allocated to the fair value of assets acquired, liabilities assumed and non-controlling interest were RMB111,025, RMB10,712 and RMB15,862, respectively. The assets acquired from the acquisitions mainly include trade name of RMB6,400 and technology of RMB27,600 to be amortized over 10 years and 5 years, respectively. Goodwill recognized in these acquisitions was RMB64,954, which was primarily attributable to the synergies expected to be achieved from these acquisitions.

Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, individually and in the aggregate, were not significant to the Group’s consolidated results of operations.

3.	BUSINESS ACQUISITIONS

In 2019, the Group completed several business combinations to complement its existing businesses. Total cash consideration transferred (net of cash acquired) for these acquisitions amounted to RMB49,411, which was net of cash acquired of RMB12,577. For business acquisition where the Group held investments accounted for under the equity method, the Group’s existing equity interest in the entities were remeasured to a fair value of RMB35,040 with the excess over the carrying value recorded as gain recognized on remeasurement of previously held equity interest in acquiree of RMB16,272 on the consolidated statements of operations. Based on a valuation performed by the Group with the assistance of a third party valuation expert, the purchase price allocated to the fair value of assets acquired, liabilities assumed and non-controlling interest were RMB111,025, RMB10,712 and RMB15,862, respectively. The assets acquired from the acquisitions mainly include trade name of RMB6,400 and technology of RMB27,600 to be amortized over 10 years and 5 years, respectively. Goodwill recognized in these acquisitions was RMB64,954, which was primarily attributable to the synergies expected to be achieved from these acquisitions.

Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, individually and in the aggregate, were not significant to the Group’s consolidated results of operations.